SPDR® Index Shares Funds

One Iron Street

Boston, MA 02210

September 18, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	SPDR Index Shares Funds (“Registrant”)
File Nos.: 333-92106 and 811-21145

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Statement of Additional Information for the above-referenced Registrant does not differ from the Statement of Additional Information contained in Post-Effective Amendment No. 139 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on September 17, 2018 (Accession No. 0001193125-18-274377).

Any comments or questions with respect to this filing should be directed to my attention at (617) 662-4026.

Sincerely,

/s/ Jesse D. Hallee
Jesse D. Hallee Secretary

cc:	W. John McGuire, Esq.